Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Australia: 1.7%
3,194		BHP Group PLC	$49,570	1.7

		Ireland: 1.1%
151		DCC PLC	9,430	0.3
117	(1)	Flutter Entertainment PLC	10,457	0.4
365		Smurfit Kappa PLC	10,310	0.4
			30,197	1.1

		Mexico: 0.1%
283		Fresnillo PLC	2,325	0.1

		Netherlands: 7.8%
122	(2),(3)	Just Eat Takeaway	9,241	0.4
44	(2),(3)	Just Eat Takeaway	3,312	0.1
6,329		Royal Dutch Shell PLC - Class A	109,958	3.9
5,758		Royal Dutch Shell PLC - Class B	96,585	3.4
			219,096	7.8

		Russia: 0.3%
518		Polymetal International PLC	8,866	0.3

		Switzerland: 1.1%
299		Coca-Cola HBC AG	6,413	0.2
16,640		Glencore PLC	25,185	0.9
			31,598	1.1

		United Arab Emirates: 0.0%
201		NMC Health PLC	261	0.0

		United Kingdom: 82.9%
1,463		3i Group PLC	14,176	0.5
316		Admiral Group Plc	8,703	0.3
1,892		Anglo American PLC	33,155	1.2
532		Antofagasta PLC	5,081	0.2
698		Ashtead Group PLC	15,086	0.5
534		Associated British Foods PLC	11,961	0.4
2,017		AstraZeneca PLC	179,712	6.4
1,396	(3)	Auto Trader Group PLC	7,544	0.3
98		AVEVA Group PLC	4,222	0.1
5,998		Aviva PLC	19,720	0.7
4,917		BAE Systems PLC	31,592	1.1
26,402		Barclays PLC	30,004	1.1
1,549		Barratt Developments PLC	8,373	0.3
179		Berkeley Group Holdings PLC	7,989	0.3
30,600		BP PLC	125,489	4.4
3,506		British American Tobacco PLC	119,433	4.2
1,428		British Land Co. PLC	5,955	0.2
13,416		BT Group PLC	19,514	0.7
517		Bunzl PLC	10,349	0.4
627		Burberry Group PLC	10,192	0.4
241		Carnival PLC	2,877	0.1
8,933		Centrica Plc	4,209	0.1
2,434		Compass Group PLC	37,922	1.3
1,224		CRH PLC - London	33,213	1.2
191		Croda International PLC	10,077	0.4
3,541		Diageo PLC	112,283	4.0
1,957		DS Smith PLC	6,633	0.2
379		easyJet PLC	2,626	0.1
840		Evraz PLC	2,403	0.1
1,394		Experian PLC	38,741	1.4
348		Ferguson PLC	21,518	0.8
7,529		GlaxoSmithKline PLC	141,275	5.0
581		Halma PLC	13,645	0.5
468		Hargreaves Lansdown PLC	7,952	0.3
216		Hikma Pharmaceuticals PLC	5,432	0.2
31,104		HSBC Holdings PLC	174,610	6.2
1,463		Imperial Brands PLC	27,000	1.0
1,914		Informa PLC	10,425	0.4
279		InterContinental Hotels Group PLC	11,870	0.4
426		Intermediate Capital Group PLC	4,702	0.2
2,437		International Consolidated Airlines Group SA	6,329	0.2
248		Intertek Group PLC	14,489	0.5
5,722		ITV PLC	4,696	0.2
2,495		J Sainsbury Plc	6,456	0.2
659		JD Sports Fashion PLC	3,691	0.1
292		Johnson Matthey PLC	6,434	0.2
1,094		Land Securities Group PLC	7,544	0.3
9,093		Legal & General Group PLC	21,484	0.8
107,403		Lloyds Banking Group Plc	41,989	1.5
481		London Stock Exchange Group PLC	43,028	1.5
3,993	(2)	M&G PLC	5,554	0.2
1,190		Meggitt PLC	4,278	0.1
7,390		Melrose Industries PLC	8,212	0.3
744		Mondi PLC	12,555	0.4
5,343		National Grid PLC	62,429	2.2
196		Next PLC	9,833	0.3
695	(2)	Ocado Group PLC	10,425	0.4
1,198		Pearson PLC	8,202	0.3
643		Pennon Group PLC	8,598	0.3
487		Persimmon PLC	11,512	0.4
808		Phoenix Group Holdings PLC	6,201	0.2
3,993		Prudential PLC	50,032	1.8
966		Reckitt Benckiser Group PLC	73,585	2.6
2,887		Relx PLC (GBP Exchange)	61,615	2.2
2,842		Rentokil Initial Plc	13,573	0.5
1,342		Rightmove PLC	8,094	0.3
1,689		Rio Tinto PLC	77,427	2.7
2,647		Rolls-Royce Holdings PLC	11,187	0.4
6,977		Royal Bank of Scotland Group PLC	9,620	0.3
1,582		RSA Insurance Group PLC	8,255	0.3
1,669		Sage Group PLC/The	12,136	0.4
172		Schroders PLC	5,258	0.2

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
1,675	Segro PLC	$15,834	0.6
364	Severn Trent PLC	10,304	0.4
1,344	Smith & Nephew PLC	23,677	0.8
609	Smiths Group PLC	9,182	0.3
113	Spirax-Sarco Engineering PLC	11,344	0.4
1,590	SSE PLC	25,550	0.9
804	St. James's Place PLC	7,508	0.3
4,044	Standard Chartered PLC	22,358	0.8
3,560	Standard Life Aberdeen PLC	9,825	0.3
5,000	Taylor Wimpey PLC	7,195	0.3
14,859	Tesco PLC	41,962	1.5
1,673	Unilever PLC	84,369	3.0
1,048	United Utilities Group PLC	11,731	0.4
41,235	Vodafone Group PLC	57,046	2.0
205	Whitbread PLC	7,598	0.3
3,389	WM Morrison Supermarkets PLC	7,404	0.3
1,840	WPP PLC	12,510	0.4
		2,337,781	82.9

	Total Common Stock
	(Cost $3,562,631)	2,679,694	95.0

EXCHANGE-TRADED FUNDS: 2.6%
10,806	iShares Core FTSE 100 UCITS ETF	74,546	2.6

	Total Exchange-Traded Funds
	(Cost $62,516)	74,546	2.6

CLOSED-END FUNDS: 0.6%
	United Kingdom: 0.6%
2,246	Scottish Mortgage Investment Trust PLC	15,687	0.6

	Total Closed-End Funds
	(Cost $15,054)	15,687	0.6

	Total Long-Term Investments
	(Cost $3,640,201)	2,769,927	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 0.4%
9,949	(4) Citibank N.A., Repurchase Agreement dated 03/31/20, 0.00%, due 04/01/20 (Repurchase Amount $9,949, collateralized by various U.S. Government Securities, 0.125%-6.500%, Market Value plus accrued interest $10,148, due 07/31/20-11/15/49)
	(Cost $9,949)	9,949	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
66,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $66,000)	$66,000	2.3

	Total Short-Term Investments
	(Cost $75,949)	75,949	2.7

	Total Investments in Securities (Cost $3,716,150)	$2,845,876	100.9
	Liabilities in Excess of Other Assets	(26,596)	(0.9)
	Net Assets	$2,819,280	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	17.4%
Consumer Staples	17.4
Health Care	12.4
Energy	11.8
Materials	10.0
Industrials	9.6
Consumer Discretionary	5.4
Communication Services	4.5
Utilities	4.4
Exchange-Traded Funds	2.6
Information Technology	1.1
Real Estate	1.0
Financial	0.6
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$49,570	$–	$49,570
Ireland	–	30,197	–	30,197
Mexico	–	2,325	–	2,325
Netherlands	3,312	215,784	–	219,096
Russia	–	8,866	–	8,866
Switzerland	–	31,598	–	31,598
United Arab Emirates	–	261	–	261
United Kingdom	–	2,337,781	–	2,337,781
Total Common Stock	3,312	2,676,382	–	2,679,694
Exchange-Traded Funds	–	74,546	–	74,546
Closed-End Funds	–	15,687	–	15,687
Short-Term Investments	66,000	9,949	–	75,949
Total Investments, at fair value	$69,312	$2,776,564	$–	$2,845,876
Other Financial Instruments+
Forward Foreign Currency Contracts	–	93	–	93
Total Assets	$69,312	$2,776,657	$–	$2,845,969
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(648)	$–	$(648)
Total Liabilities	$–	$(648)	$–	$(648)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 46,642	GBP 37,900	BNP Paribas	04/24/20	$(457)
GBP 5,000	USD 6,120	The Bank of New York Mellon	04/24/20	93
USD 7,266	GBP 6,000	The Bank of New York Mellon	04/24/20	(191)
				$(555)

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Cost for federal income tax purposes was $4,055,165.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$45,309
Gross Unrealized Depreciation	(1,248,061)
Net Unrealized Depreciation	$(1,202,752)